CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2009
Repurchase of public warrants for cash, shares	2,432,892
UPOs
Issuance of shares for cashless exercise	450,000